UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.5%
Consumer Discretionary 24.5%
Distributors 2.4%
Genuine Parts Co.	236,894	21,974,287
Household Durables 2.5%
D.R. Horton, Inc.	646,861	22,361,985
Media 14.9%
CBS Corp. "B"	354,268	22,595,213
Comcast Corp. "A"	560,095	21,798,897
Discovery Communications, Inc. "A"*	841,379	21,732,820
Time Warner, Inc.	224,072	22,499,069
Twenty-First Century Fox, Inc. "A"	808,934	22,925,190
Walt Disney Co.	203,208	21,590,850
		133,142,039
Multiline Retail 2.3%
Target Corp.	393,328	20,567,121
Textiles, Apparel & Luxury Goods 2.4%
Michael Kors Holdings Ltd.*	597,171	21,647,449
Consumer Staples 12.2%
Beverages 7.4%
Coca-Cola Co.	499,195	22,388,896
Dr. Pepper Snapple Group, Inc.	240,822	21,941,293
PepsiCo, Inc.	192,315	22,210,459
		66,540,648
Food & Staples Retailing 2.3%
Wal-Mart Stores, Inc.	278,730	21,094,286
Household Products 2.5%
Procter & Gamble Co.	254,435	22,174,010
Financials 7.7%
Banks 5.2%
JPMorgan Chase & Co.	259,987	23,762,812
U.S. Bancorp.	430,522	22,352,702
		46,115,514
Consumer Finance 2.5%
Capital One Financial Corp.	275,993	22,802,542
		68,918,056
Health Care 13.0%
Biotechnology 5.5%
Amgen, Inc.	142,880	24,608,222
Gilead Sciences, Inc.	341,120	24,144,474
		48,752,696
Pharmaceuticals 7.5%
Johnson & Johnson	171,905	22,741,313
Merck & Co., Inc.	341,626	21,894,810
Pfizer, Inc.	681,234	22,882,650
		67,518,773
Industrials 14.9%
Aerospace & Defense 4.9%
Raytheon Co.	136,126	21,981,627
United Technologies Corp.	180,384	22,026,690
		44,008,317
Industrial Conglomerates 7.4%
3M Co.	110,518	23,008,742
General Electric Co.	779,730	21,060,507
Honeywell International, Inc.	166,606	22,206,914
		66,276,163
Machinery 2.6%
Illinois Tool Works, Inc.	159,771	22,887,196
Information Technology 19.7%
Communications Equipment 2.4%
Cisco Systems, Inc.	694,837	21,748,398
IT Services 4.9%
Amdocs Ltd.	341,308	22,000,714
International Business Machines Corp.	143,591	22,088,603
		44,089,317
Semiconductors & Semiconductor Equipment 4.6%
Intel Corp.	615,963	20,782,591
Lam Research Corp.	143,751	20,330,704
		41,113,295
Software 5.5%
CA, Inc.	693,849	23,916,975
Oracle Corp.	492,854	24,711,700
		48,628,675
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	142,949	20,587,515
Materials 2.6%
Chemicals
LyondellBasell Industries NV "A"	273,514	23,081,847
Utilities 4.9%
Electric Utilities 2.5%
Edison International	279,192	21,830,022
Multi-Utilities 2.4%
DTE Energy Co.	206,248	21,818,976
Total Common Stocks (Cost $842,712,176)		890,761,071
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.03% (a) (Cost $4,187,569)	4,187,569	4,187,569
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $846,899,745) †	100.0	894,948,640
Other Assets and Liabilities, Net	0.0	413,895
Net Assets	100.0	895,362,535

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $846,898,658. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $48,049,982. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $64,070,189 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,020,207.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$890,761,071	$—	$—	$890,761,071
Short-Term Investments	4,187,569	—	—	4,187,569
Total	$894,948,640	$—	$—	$894,948,640
There have been no transfers between fair value measurement levels during the period ended June 30, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® U.S. Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017